Note 2 - Allowance for Doubtful Accounts for Trade Accounts Receivable - Summary of Changes in the Allowance for Doubtful Accounts for Trade Accounts Receivable (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Balance at beginning of year	$ 61,527	$ 524,617	$ 99,562
Bad debt expense	8,116	10,750	425,055
Losses charged to allowance	0	(473,840)	0
Balance at end of year	$ 69,643	$ 61,527	$ 524,617